OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of operating segments [abstract]
Results by segment
Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2020	2019
Assets employed
Civil Aviation Training Solutions	$5,089.5	$4,373.0
Defence and Security	1,767.5	1,627.2
Healthcare	253.9	271.6
Assets not included in assets employed	1,372.7	893.7
Total assets	$8,483.6	$7,165.5
Liabilities employed
Civil Aviation Training Solutions	$1,219.9	$1,098.3
Defence and Security	613.5	595.2
Healthcare	45.9	48.8
Liabilities not included in liabilities employed	4,026.0	3,013.2
Total liabilities	$5,905.3	$4,755.5

	Civil Aviation		Defence
	Training Solutions		and Security		Healthcare			Total
	2020	2019	2020	2019	2020	2019	2020	2019
External revenue	$2,167.5	$1,875.8	$1,331.2	$1,306.7	$124.5	$121.6	$3,623.2	$3,304.1
Depreciation and amortization	232.8	157.2	58.2	46.5	14.4	13.5	305.4	217.2
Impairment of non-financial assets – net	1.8	4.9	3.2	—	37.5	—	42.5	4.9
Write-downs of inventories – net	1.3	0.7	4.9	0.9	0.2	0.1	6.4	1.7
Write-downs of accounts receivable – net	5.4	4.4	—	0.2	0.1	—	5.5	4.6
Share of after tax profit of
equity accounted investees	18.3	23.0	9.2	10.4	—	—	27.5	33.4
Segment operating income (loss)	473.3	344.3	104.8	131.5	(41.0)	4.8	537.1	480.6

Capital expenditures by segment, which consist of additions to property, plant and equipment and intangible assets, are as follows:

	2020	2019
Civil Aviation Training Solutions	$296.3	$260.1
Defence and Security	74.8	65.7
Healthcare	12.9	12.6
Total capital expenditures	$384.0	$338.4

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2020	2019
Simulation products	$1,537.0	$1,473.8
Training and services	2,086.2	1,830.3
Total external revenue	$3,623.2	$3,304.1

Geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to geographical regions based on the location of the assets excluding goodwill. Goodwill is attributed to geographical regions based on the Company’s allocation of the related purchase price. The Company has retrospectively revised the geographic information for the comparative period to conform to the current presentation.

	2020	2019
External revenue
Canada	$323.2	$253.3
United States	1,541.8	1,285.0
United Kingdom	208.8	210.4
Rest of Americas	127.7	76.2
Europe	631.7	682.6
Asia	707.1	699.7
Africa and Oceania	82.9	96.9
	$3,623.2	$3,304.1

	2020	2019
Non-current assets other than financial instruments and deferred tax assets
Canada	$1,449.4	$1,395.2
United States	1,845.5	1,580.7
United Kingdom	403.4	285.2
Rest of Americas	250.4	269.2
Europe	801.0	692.6
Asia	586.9	533.2
Africa and Oceania	35.1	35.4
	$5,371.7	$4,791.5